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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.
                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: ______
       This Amendment (Check only one.): [ ]  is a restatement.
                                         [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Management, LLC*
Address: 111 Huntington Avenue
         Boston, MA 02199

Form 13F File Number: 28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. Domenic J. Ferrante
Title: Managing Director
Phone: (617) 516-2000

Signature, Place, and Date of Signing:

 /s/ Domenic J. Ferrante          Boston, MA                 02/13/06
 ------------------------  ------------------------  ------------------------

* Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Domenic J. Ferrante is the Managing Director of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  76

Form 13F Information Table Value Total: $3,219,614.66951
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.      Form 13F File Number      Name

      1       28-06946                  Brookside Capital Partners Fund, L.P.

      2       28-06924                  Brookside Capital Investors, L.P.

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                     Brookside Capital Partners Fund, L.P.
                   Form 13F Information Table as of 12/31/05

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                                                   Market                                  Voting Authority
                                                 Value Long            Invesment   Other   ----------------
Description             Title of Class   Cusip     x1000    PRN Amount Discretion Managers Sole Shares None
-----------             -------------- --------- ---------- ---------- ---------- -------- ---- ------ ----
ABERCROMBIE & FITCH
  CO................... CL A           002896207   52,144     800,000     SOLE              X
ACE LTD................ ORD            G0070K103   21,376     400,000     SOLE              X
ADAMS RESPIRATORY
  THERAPEUTI........... COM            00635P107   12,474     306,800     SOLE              X
ADVANCED MICRO DEVICES
  INC.................. COM            007903107   61,512   2,010,200     SOLE              X
AMDOCS LTD............. ORD            G02602103  140,199   5,098,149     SOLE              X
AMERICAN STD COS INC
  DEL.................. COM            029712106   62,510   1,564,700     SOLE              X
BANK OF AMERICA
  CORPORATION.......... COM            060505104   25,383     550,000     SOLE              X
BEACON ROOFING SUPPLY
  INC.................. COM            073685109    7,183     250,000     SOLE              X
BUSINESS OBJECTS S A... SPONSORED ADR  12328X107   21,637     535,432     SOLE              X
CARMAX INC............. COM            143130102   83,040   3,000,000     SOLE              X
CARNIVAL CORP.......... PAIRED CTF     143658300  104,363   1,951,800     SOLE              X
CELANESE CORP DEL...... COM SER A      150870103   75,436   3,945,400     SOLE              X
CONOR MEDSYSTEMS
  INC.................. COM            208264101   14,000     723,500     SOLE              X
CTRIP COM INTL LTD..... ADR            22943F100   22,610     391,514     SOLE              X
CUMULUS MEDIA INC...... CL A           231082108    7,347     592,000     SOLE              X
DAVITA INC............. COM            23918K108   51,146   1,010,000     SOLE              X
DICKS SPORTING GOODS
  INC.................. COM            253393102   16,740     503,600     SOLE              X
DOMINION RES INC VA
  NEW.................. COM            25746U109   77,578   1,004,900     SOLE              X
DOMINOS PIZZA INC...... COM            25754A201   47,813   1,975,730     SOLE              X
DURECT CORP............ COM            266605104   21,361   4,213,214     SOLE              X
ELOYALTY CORP.......... COM NEW        290151307    3,320     322,645     SOLE              X
EXELON CORP............ COM            30161N101  158,687   2,986,200     SOLE              X
EXPEDIA INC DEL........ COM            30212P105       29       1,217     SOLE              X
FEDERAL NATL MTG
  ASSN................. COM            313586109   29,286     600,000     SOLE              X
FEDERATED DEPT STORES
  INC DE............... COM            31410H101  202,643   3,055,075     SOLE              X
GENWORTH FINL INC...... COM CL A       37247D106   13,832     400,000     SOLE              X
GOOGLE INC............. CL A           38259P508   41,299      99,550     SOLE              X
GRUPO TELEVISA SA DE
  CV................... SP ADR REP ORD 40049J206  107,942   1,340,900     SOLE              X
IAC INTERACTIVECORP.... COM NEW        44919P300       34       1,217     SOLE              X
INSPIRE
  PHARMACEUTICALS
  INC.................. COM            457733103   11,296   2,223,550     SOLE              X
KERYX
  BIOPHARMACEUTICALS
  INC.................. COM            492515101   15,447   1,055,100     SOLE              X
KOHLS CORP............. COM            500255104  112,703   2,319,000     SOLE              X
LAS VEGAS SANDS CORP... COM            517834107    4,910     124,400     SOLE              X
MANNKIND CORP.......... COM            56400P201   14,330   1,272,639     SOLE              X
MAXTOR CORP............ COM NEW        577729205   42,827   6,171,100     SOLE              X
MBIA INC............... COM            55262C100  180,480   3,000,000     SOLE              X
MERCURY INTERACTIVE
  CORP................. COM            589405109   77,437   2,786,523     SOLE              X
MERRILL LYNCH & CO
  INC.................. COM            590188108   20,319     300,000     SOLE              X
METASOLV INC........... COM            59139P104   12,053   4,156,067     SOLE              X
MGI PHARMA INC......... COM            552880106   63,507   3,700,895     SOLE              X
MICROSOFT CORP......... COM            594918104  145,628   5,568,950     SOLE              X
MINDSPEED TECHNOLOGIES
  INC.................. COM            602682106   12,118   5,156,800     SOLE              X
MITTAL STEEL CO N V.... NY REG SH CL A 60684P101   14,792     561,800     SOLE              X
MONSANTO CO NEW........ COM            61166W101   21,654     279,300     SOLE              X
NEWS CORP.............. CL A           65248E104   90,081   5,793,020     SOLE              X
NIKE INC............... CL B           654106103   43,395     500,000     SOLE              X
NOKIA CORP............. SPONSORED ADR  654902204   86,682   4,736,700     SOLE              X
NOVELIS INC............ COM            67000X106    3,397     162,600     SOLE              X
NTL INC DEL............ COM            62940M104   21,391     314,200     SOLE              X
OSI PHARMACEUTICALS INC COM            671040103   16,002     570,700     SOLE              X
OWENS ILL INC.......... COM NEW        690768403  109,334   5,196,500     SOLE              X
PHELPS DODGE CORP...... COM            717265102   50,599     351,700     SOLE              X
PMI GROUP INC.......... COM            69344M101   18,482     450,000     SOLE              X
PORTAL SOFTWARE INC.... COM            736126301    1,004     436,500     SOLE              X
RADIAN GROUP INC....... COM            750236101   14,648     250,000     SOLE              X
RADIO ONE INC.......... CL D NON VTG   75040P405    5,724     553,000     SOLE              X
SAP
  AKTIENGESELLSCHAFT... SPONSORED ADR  803054204  103,288   2,291,720     SOLE              X
SERENA SOFTWARE INC.... COM            817492101   10,599     452,353     SOLE              X
SINA CORP.............. ORD            G81477104   35,451   1,467,352     SOLE              X
SIRVA INC.............. COM            82967Y104   20,380   2,547,500     SOLE              X
SOMAXON
  PHARMACEUTICALS
  INC.................. COM            834453102    2,488     250,000     SOLE              X
SONUS PHARMACEUTICALS
  INC.................. COM            835692104    1,761     350,000     SOLE              X
SPANSION INC........... COM CL A       84649R101   11,841     850,000     SOLE              X
STAPLES INC............ COM            855030102   81,193   3,575,200     SOLE              X
STEEL DYNAMICS INC..... COM            858119100   27,588     776,900     SOLE              X
STRATEGIC HOTEL CAP
  INC.................. COM            86272T106    2,532     123,016     SOLE              X
SUNTECH PWR HLDGS CO
  LTD.................. ADR            86800C104   10,219     375,000     SOLE              X
TARO PHARMACEUTICAL
  INDS LTD............. ORD            M8737E108    1,886     135,000     SOLE              X
TEKELEC................ COM            879101103      556      40,000     SOLE              X
TELEWEST GLOBAL INC.... COM            87956T107   23,222     974,880     SOLE              X
UNDER ARMOUR INC....... CL A           904311107    2,873      75,000     SOLE              X
U S AIRWAYS GROUP INC.. COM            90341W108   21,356     575,000     SOLE              X
VIACOM INC............. CL B           925524308   46,380   1,422,700     SOLE              X
WARNER MUSIC GROUP
  CORP................. COM            934550104   31,675   1,654,040     SOLE              X
WILLIAMS COS INC DEL... COM            969457100   88,216   3,807,333     SOLE              X
WITNESS SYS INC........ COM            977424100    2,951     150,000     SOLE              X
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